SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts of accounts receivables and other receivables:
Valuation And Qualifying Accounts
Balance at Beginning of Year	¥ 128	¥ 87	¥ 22
Charge to Costs and Expenses	82	105	65
Charge to Other Accounts			7
Write off	(7)	(64)	(7)
Balance at End of Year	203	128	87
Valuation allowance for deferred tax assets
Valuation And Qualifying Accounts
Balance at Beginning of Year	466	369	152
Charge to Costs and Expenses	338	151	249
Charge Taken Against Allowance	(41)	(37)	(32)
Write off	(32)	(17)
Balance at End of Year	¥ 731	¥ 466	¥ 369